Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 584,746.3		$ 389,862.1	$ 397,543.1
Income tax expense at the statutory rate	118,831.3		79,056.5	80,872.5
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	1,015.9		(4,183.5)	2,533.4
Tax-exempt income	(65,988.1)		(39,808.1)	(54,543.5)
Additional income tax under the Alternative Minimum Tax Act	18,872.8		10,367.9	21,455.9
Additional income tax on unappropriated earnings	14,747.3		7,628.1	16,294.5
Effect of tax rate changes on deferred income tax				(1,474.8)
The origination and reversal of temporary differences	(6,275.2)		(1,065.1)	(3,072.5)
Income tax credits	(26.5)		(5,925.4)	(6,028.4)
Tax effect of adjusting items	81,177.5		46,070.4	56,037.0
Income tax adjustments on prior years	(7,589.4)		(10,193.8)	(21,753.0)
Other income tax adjustments	150.2		(41.5)	152.9
Income tax expense recognized in profit or loss	$ 73,738.3	$ 2,626.0	$ 35,835.1	$ 34,436.9